UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-446-4060
Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  October 31, 2003


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       26

Form 13F Information Table Value Total:      292,124,000


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

ALCOA ALUMINUM                 CS               013817101     7586   290000 SH       SOLE                   290000
ARCH WIRELESS INC.             CS               039392709      686    61062 SH       SOLE                    61062
BANK UNITED LITIGATION RIGHTS  CS               065416117       46   920200 SH       SOLE                   920200
BROOKFIELD HOMES               CS               112723101     1130    61000 SH       SOLE                    61000
CARNIVAL CORP 0.0% 10/24/21    CB               143658AS1    15860 25000000 PRN      SOLE                   250000
CAROLCO PICTURES INC           CS               143763100        0    50000 SH       SOLE                    50000
CHEVRON                        CS               166764100    31057   434668 SH       SOLE                   434668
CHUBB CORP 7.0% 8/16/06 PREFER HOT              171232507     4579   165000 SH       SOLE                   165000
COEUR DALENE MINES CORP        CS               192108108       88    28200 SH       SOLE                    28200
COMDISCO HOLDING COMPANY       CS               200334100    74171   882984 SH       SOLE                   882984
CONTINENTAL AIRLINES CL B      CS               210795308     2688   162151 SH       SOLE                   162151
DEUTSHE TELEKOM VS (VSTR)      CS               251566105    13940   965398 SH       SOLE                   965398
FIRST ENERGY CORP              CS               337932107     8447   264810 SH       SOLE                   264810
GENERAL MOTORS 5.25% 3/6/32    PS               370442733     8528   371100 SH       SOLE                   371100
LOWES COMPANIES .861% 10/19/21 CB               548661CG0    12995 12500000 PRN      SOLE                   125000
NUCO                           CS               629428103      331    30000 SH       SOLE                    30000
PFIZER CORP                    CS               717081103    54606  1797421 SH       SOLE                  1797421
PHILLIPS PETROLEUM             CS               718507106    23620   431411 SH       SOLE                   431411
QWEST COMMUNICATIONS           CS               749121109     2640   776508 SH       SOLE                   776508
RAYTHEON COMPANY               CS               755111507     2604    93000 SH       SOLE                    93000
SEALED AIR CORP                CS               81211K100      274     5800 SH       SOLE                     5800
US STEEL CORP 7.0% 6/15/06 PRE PS               912909207     3917    58900 SH       SOLE                    58900
VIVENDI ADR                    CS               92851S105     1231    69305 SH       SOLE                    69305
WABASH NATIONAL                CS               929566107      332    20805 SH       SOLE                    20805
WALT DISNEY CO 2.125% 4/15/23  CB               254687AU0    16163 15700000 PRN      SOLE                   157000
XEROX 6.25% 7/01/06 PREFERRED  HOT              984121509     4605    45000 SH       SOLE                    45000
							   292,124
